Consolidated Statement of Cash Flows - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2021		Jun. 30, 2020
Consolidated Statement of Cash Flows [Line Items]
Profit (loss)		€ 2,081		€ 80
Cash flows from operating activities: Adjustments to reconcile net income to net cash provided by (used in) operating activities [Abstract]
Provision for credit losses		144		1,267
Restructuring activities		102		197
Gain on sale of financial assets at fair value through other comprehensive income, equity method investments and other		(160)		(411)
Deferred income taxes, net		326		(113)
Impairment, depreciation and other amortization, and accretion		1,598		952
Share of net income from equity method investments		(109)		(60)
Income (loss) adjusted for noncash charges, credits and other items		3,982		1,912
Adjustments for net change in operating assets and liabilities [Abstract]
Interest-earning time deposits with central banks and banks		1,599		(632)
Central bank funds sold, securities purchased under resale agreements, securities borrowed		(18)		7,374
Non-Trading financial assets mandatory at fair value through profit and loss		(5,821)		3,506
Financial assets designated at fair value through profit or loss		352		(377)
Loans at amortized cost		(12,908)		(7,511)
Other assets		(30,090)		(43,497)
Deposits		12,927		762
Financial liabilities designated at fair value through profit or loss and investment contract liabilities	[1]	5,936		3,483
Central bank funds purchased, securities sold under repurchase agreements, securities loaned		248		4,141
Other short-term borrowings		(126)		(1,229)
Other liabilities		24,841		40,054
Senior long-term debt	[2]	(980)		17,332
Trading assets and liabilities, positive and negative market values from derivative financial instruments, net		14,096		(1,045)
Other, net		(332)		(59)
Net cash provided by (used in) operating activities		13,705		24,214
Cash flows from investing activities: Proceeds from [Abstract]
Sale of financial assets at fair value through other comprehensive income		35,066		21,931
Maturities of financial assets at fair value through other comprehensive income		11,862		19,190
Sale of debt securities held to collect at amortized cost		42		6,663
Maturities of debt securities held to collect at amortized cost		3,124		2,106
Sale of equity method investments		17		29
Sale of property and equipment		103		4
Purchase of [Abstract]
Financial assets at fair value through other comprehensive income		(28,991)		(41,614)
Debt securities held to collect at amortized cost		(3,089)		(2,098)
Equity method investments		(84)		(3)
Property and equipment		(249)		(181)
Net cash received in (paid for) business combinations/divestitures		0		2
Other, net		(503)		(436)
Net cash provided by (used in) investing activities		17,299		5,593
Cash flows from financing activities [Abstract]
Issuances of subordinated long-term debt		1,070	[3]	22
Repayments and extinguishments of subordinated long-term debt		(25)	[3]	(1,131)
Issuances of trust preferred securities		0	[4]	0
Repayments and extinguishments of trust preferred securities		(4)	[4]	(711)
Principal portion of lease payments		(353)		(311)
Common shares issued		0		0
Purchases of treasury shares		(289)		(255)
Sale of treasury shares		20		52
Additional Equity Components (AT1) issued		1,250		1,153
Purchases of Additional Equity Components (AT1)		(2,446)		(731)
Sale of Additional Equity Components (AT1)		2,450		723
Coupon on additional equity components, pre tax		(363)		(349)
Dividends paid to noncontrolling interests		(79)		0
Net change in noncontrolling interests		(11)		(34)
Cash dividends paid to Deutsche Bank shareholders		0		0
Other, net		0		0
Net cash provided by (used in) financing activities		1,221		(1,572)
Net effect of exchange rate changes on cash and cash equivalents		442		472
Net increase (decrease) in cash and cash equivalents		32,667		28,709
Cash and cash equivalents at beginning of period		156,328		128,869
Cash and cash equivalents at end of period		188,996		157,578
Net cash provided by (used in) operating activities include [Abstract]
Income taxes paid (received), net		386		363
Interest paid		2,808		4,403
Interest and dividends received [Abstract]
Interest received		7,626		10,496
Dividend received		173		245
Cash and cash equivalents comprise [Abstract]
Cash and central bank balances (not included Interest-earning time deposits with central banks)		182,195		149,447
Interbank balances (w/o central banks)		6,801		8,131
Total		€ 188,996		€ 157,578

[1]	Included are senior long-term debt issuances of € 285 million and € 1.0 billion and repayments and extinguishments of € 612 million and € 1.3 billion through June 30, 2021 and June 30, 2020, respectively.
[2]	Included are issuances of € 18.4 billion and € 37.0 billion and repayments and extinguishments of € 19.4 billion and € 20.1 billion through June 30, 2021 and June 30, 2020, respectively.
[3]	Non-cash changes for Subordinated Long-Term Debt are € 27 million in total and mainly driven by Foreign Exchange movements of € 122 million and Fair Value changes of € (96) million
[4]	Non-cash changes for Trust Preferred Securities are € (273) million in total and mainly driven by Fair Value changes of € (259) million.